Net Loss Per Share (Details) - Schedule of computation of net loss per common share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net loss	$ (6,000)		$ (73,406)		$ (164,875)		$ (41,587)
Net income attributable to redeemable noncontrolling interests			(2,767)		(12,776)		(8,409)
Accretion of issuance costs on redeemable convertible preferred stock
Reversal of previously accrued (accrual of) dividends on redeemable convertible preferred stock	$ (1,028)		$ (4,842)		42,728		(17,209)
Net loss attributable to common shareholders					$ (134,923)		$ (67,205)
Denominator:
Weighted-average common shares outstanding - basic and diluted (in Shares)	230,737,284	[1]	48,348,187	[1]	97,158,738	[2]	45,177,217	[2]
Net loss per share attributable to common stockholders - basic and diluted (in Dollars per share)	$ (0.03)	[1]	$ (1.68)	[1]	$ (1.39)		$ (1.49)

[1]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion’s Common Stock for MoneyLion Class A Common Stock at the Exchange Ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details.
[2]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion’s Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details. Additionally, included within net income attributable to common stockholders for the twelve months ended December 31, 2021 is an adjustment to reflect the reversal of previously accrued dividends on redeemable convertible preferred stock in the amount of $56,931 which were forfeited by the preferred stockholders in conjunction with the Business Combination.